Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Federal income tax rate	34.00%	(34.00%)
State tax, net of federal benefit	(5.00%)	(5.00%)
Permanent differences	625.00%	64.00%
Effect of reversal of deferred tax liability	0.00%	(4.70%)
Change in valuation allowance	(655.00%)	(25.00%)
Other	0.00%	0.00%
Effective income tax rate	(1.00%)	(4.70%)